Average Annual Total Returns	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R 10 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 1 year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 5 years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y 10 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 1 year	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 5 years	Prospectus #1 Delaware Ivy Balanced Fund S&P 500® Index 10 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index* 1 year	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index* 5 years	Prospectus #1 Delaware Ivy Balanced Fund Bloomberg US Aggregate Index* 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class B 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class B 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class B 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class C 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class C 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class I 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class I 10 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class R 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class R 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class R Lifetime	Prospectus #1 Delaware Ivy Balanced Fund Class R Inception Date	Prospectus #1 Delaware Ivy Balanced Fund Class Y 1 year	Prospectus #1 Delaware Ivy Balanced Fund Class Y 5 years	Prospectus #1 Delaware Ivy Balanced Fund Class Y 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 1 year		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 5 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Aggregate 1-10yr TR, Hedged to USD 10 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 1 year		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 5 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg US Universal Index 10 years		Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Credit 1-10 Year Index Hedged USD 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Credit 1-10 Year Index Hedged USD 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Bloomberg Global Credit 1-10 Year Index Hedged USD 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class B 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class B 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class B 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class C 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class C 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class I 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class I 10 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class R 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class R 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Lifetime	Prospectus #2 Delaware Ivy Global Bond Fund Class R Inception Date	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 1 year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 5 years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year		Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years		Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years		Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (net) 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund MSCI EAFE (Europe, Australasia, Far East) Value Index (gross) 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I 10 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Lifetime	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Inception Date	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 1 year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 5 years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y 10 years
Total	16.26%	12.26%	9.13%	9.48%	7.11%	5.32%	8.56%	5.58%	3.94%	5.89%	5.24%	3.98%	8.47%	6.88%	5.06%	12.55%	7.09%	4.93%	10.69%	7.45%	5.47%	13.75%	8.17%	5.97%	13.87%	8.31%	4.49%	Jul. 31, 2014	13.08%	7.53%	5.34%	13.47%	7.91%	5.72%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%	10.33%	8.14%	8.35%	8.51%	6.46%	7.13%	7.17%	6.08%	6.54%	9.41%	7.93%	8.08%	13.50%	8.15%	7.98%	14.63%	9.19%	9.02%	14.80%	9.36%	8.06%	Jul. 31, 2014	13.94%	8.54%	8.75%	Dec. 19, 2012	14.34%	8.93%	8.75%	4.21%	[1]	3.42%	[1]	3.24%	[1]	7.58%	[2]	4.87%	[2]	4.16%	[2]	5.74%	5.23%	4.69%	5.23%	5.06%	2.99%	4.13%	4.04%	1.77%	3.07%	3.46%	1.77%	3.32%	4.69%	2.63%	7.17%	4.81%	2.48%	8.22%	5.88%	3.50%	8.24%	5.87%	3.40%	Jul. 31, 2014	7.46%	5.09%	2.63%	Dec. 19, 2012	8.08%	5.61%	3.25%	7.82%	7.45%	5.51%	8.28%	[3]	7.97%	[3]	6.00%	[3]	(2.63%)	4.20%	3.37%	(2.10%)	4.82%	3.96%	2.27%	5.48%	3.67%	2.01%	4.56%	3.19%	1.53%	4.11%	2.81%	(0.50%)	4.25%	3.05%	5.22%	5.56%	3.40%	6.48%	6.71%	4.54%	6.69%	6.89%	2.16%	Jul. 31, 2014	5.92%	6.10%	4.81%	Dec. 19, 2012	6.29%	6.46%	4.33%

[1]	Effective November 15, 2021, the Fund’s new benchmark index is Bloomberg Global Aggregate 1-10yr TR, Hedged to USD. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark indexes noted above are included in this Prospectus for comparison purposes.
[2]	Effective August 24, 2020, the Fund’s benchmark index was changed to Bloomberg US Universal Index.
[3]	Effective November 15, 2021, the Fund’s new benchmark index MSCI EAFE (Europe, Australasia, Far East) Index. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark index noted above are included in this Prospectus for comparison purposes.